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                             SUPPLEMENT
        DATED JULY 19, 2004 TO THE PROSPECTUS DATED MAY 1, 2004
                                FOR
                          HARTFORD HLS FUNDS
                           CLASS IB SHARES

Hartford MidCap HLS Fund - On page 66, add the following paragraphs before the heading "INVESTMENT GOAL.":

  As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund will no longer offer or sell Class IB shares to qualified retirement plans ("Plans") as of that date, or to separate accounts of insurance companies ("Separate Accounts") except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual or "corporate-owned" variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs or asset allocation programs in which owners of variable annuity contracts enrolled prior to that date, (4) to Separate Accounts through which individual variable annuity contracts were issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate transfers from another subaccount or "fixed" investment option under certain older contracts as to which Hartford, as a result of settlement of litigation, may not restrict transfers to the subaccount investing in the fund, and (5) directly to certain Plans and certain state or municipal employee benefit plans to which shares were issued before August 16, 2004 and that offer the fund as an investment option.

  Notwithstanding the general cessation of fund share sales, the fund will ontinue to pay distribution expenses pursuant to its distribution plan after August 16, 2004.

Hartford MidCap Value HLS Fund - On page 69, add the following paragraphs before the heading "INVESTMENT GOAL.":

  As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund will no longer offer or sell Class IB shares except as follows: (1) to Separate Accounts through which individual variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs in which owners of variable annuity contracts enrolled prior to that date, (3) to Separate Accounts through which individual variable

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  annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate transfers from another subaccount or "fixed" investment option under certain older contracts as to which Hartford, as a result of settlement of litigation, may not restrict transfers to the subaccount investing in the fund and (4) directly to certain Plans and certain state or municipal employee benefit plans to which shares were issued before August 16, 2004 and that offer the fund as an investment option.

  Notwithstanding the general cessation of fund share sales, the fund will continue to pay distribution expenses pursuant to its distribution plan after August 16, 2004.

Hartford Small Company HLS Fund - On page 78, add the following paragraphs before the heading "INVESTMENT GOAL.":

  As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund will no longer offer or sell Class IB shares to Plans as of that date, or to Separate Accounts except as follows: (1) to Separate Accounts through which group variable annuity contracts are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts offered or issued before that date that offer the fund as an investment option,
  (2) to Separate Accounts through which individual variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, and (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs in which owners of variable annuity contracts enrolled prior to that date, (4) to Separate Accounts through which individual variable annuity contracts were issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate transfers from another subaccount or "fixed" investment option under certain older contracts as to which Hartford, as a result of settlement of litigation, may not restrict transfers to the subaccount investing in the fund, and (5) directly to certain Plans and certain state or municipal employee benefit plans to which shares were offered or issued before August 16, 2004 and that offer the fund as an investment option.

  Notwithstanding the general cessation of fund share sales, the fund will continue to pay distribution expenses pursuant to its distribution plan after August 16, 2004.